Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions		¥ 1,191,690	¥ 1,141,075
Accounts receivable: Other		1,212,511	1,394,794
Investments in equity method investees		2,421,154	2,487,389
Prepaid benefit cost (Note 13)		729,199	839,757
Cash collateral pledged for derivative transactions (Note 9)		1,696,108	1,276,897
Cash collateral for the use of Bank of Japan's settlement infrastructure		965,546	911,528
Accrued interest	[1]	308,448	359,648
Deferred tax assets (Note 8)	[1]	113,031	89,719
Right-of-use assets of operating leases (Note 7)		393,435
Other		4,077,577	2,990,462
Total		13,108,699	11,491,269
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions		1,078,653	1,289,672
Accounts payable: Other		1,251,260	1,308,733
Obligations to return securities received as collateral (Notes 15, 16 and 31)	[1]	4,806,171	3,087,026
Accrued interest	[1]	187,096	214,735
Deferred tax liabilities (Note 8)		541,368	624,062
Allowance for off-balance sheet credit instruments		56,995	119,307
Accrued benefit cost (Note 13)		92,225	65,690
Guarantees and indemnifications		39,601	45,346
Cash collateral received for derivative transactions (Note 9)		1,125,305	844,234
Obligations under operating leases (Note 7)		482,813
Accrued and other liabilities		3,562,359	3,061,462
Total		¥ 13,223,846	¥ 10,660,267

[1]	Certain reclassifications have been made to prior period to confirm to the current presentation.